Additional information-Financial Statement Schedule I - Condensed statement of changes in equity (Details)	12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 USD ($)
Balance at beginning of the year	£ 351,232,000		£ 415,202,000		£ 427,104,000
Profit for the year	(92,216,000)		(23,233,000)		18,881,000
Total comprehensive (loss)/income for the year	(70,087,000)		(20,254,000)		10,895,000
Acquisition of treasury shares			(21,305,000)
Equity-settled share based payments	2,085,000		818,000		699,000
Dividends paid	(10,718,000)	$ (14,665,000)	(23,229,000)	$ (29,554,000)	(23,326,000)	$ (29,615,000)
Balance at end of the year	272,512,000		351,232,000		415,202,000
Share capital
Balance at beginning of the year	53,000		53,000		53,000
Balance at end of the year	53,000		53,000		53,000
Share premium
Balance at beginning of the year	68,822,000		68,822,000		68,822,000
Balance at end of the year	68,822,000		68,822,000		68,822,000
Treasury shares
Balance at beginning of the year	(21,305,000)
Acquisition of treasury shares			(21,305,000)
Balance at end of the year	(21,305,000)		(21,305,000)
Retained (deficit)/earnings
Balance at beginning of the year	87,197,000		132,841,000		136,757,000
Profit for the year	(92,216,000)		(23,233,000)		18,881,000
Total comprehensive (loss)/income for the year	(92,216,000)		(23,233,000)		18,881,000
Equity-settled share based payments	2,085,000		818,000		699,000
Dividends paid	(10,718,000)		(23,229,000)		(23,326,000)
Balance at end of the year	(13,652,000)		87,197,000		132,841,000
Parent
Balance at beginning of the year	311,852,000		313,925,000		316,681,000
Profit for the year	6,464,000		41,643,000		19,871,000
Total comprehensive (loss)/income for the year	6,464,000		41,643,000		19,871,000
Acquisition of treasury shares			(21,305,000)
Equity-settled share based payments	2,085,000		818,000		699,000
Dividends paid	(10,718,000)		(23,229,000)		(23,326,000)
Balance at end of the year	309,683,000		311,852,000		313,925,000
Parent | Share capital
Balance at beginning of the year	53,000		53,000		53,000
Balance at end of the year	53,000		53,000		53,000
Parent | Share premium
Balance at beginning of the year	68,822,000		68,822,000		68,822,000
Balance at end of the year	68,822,000		68,822,000		68,822,000
Parent | Treasury shares
Balance at beginning of the year	(21,305,000)
Acquisition of treasury shares			(21,305,000)
Balance at end of the year	(21,305,000)		(21,305,000)
Parent | Retained (deficit)/earnings
Balance at beginning of the year	264,282,000		245,050,000		247,806,000
Profit for the year	6,464,000		41,643,000		19,871,000
Total comprehensive (loss)/income for the year	6,464,000		41,643,000		19,871,000
Equity-settled share based payments	2,085,000		818,000		699,000
Dividends paid	(10,718,000)		(23,229,000)		(23,326,000)
Balance at end of the year	£ 262,113,000		£ 264,282,000		£ 245,050,000